Income Taxes - Schedule of Reconciliation of Taxes at Federal Statutory Rate to Provision for Income Taxes (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
U.S. Federal Statutory Tax Rate, Amount						$ 13,086		$ (11,089)	$ (14,559)
State and Local Income Taxes, Net of Federal Income Tax Effect, Amount						(1,016)	[1]	(2,703)	(5,026)
Foreign Tax Effects and Other, Amount								2,069	96
Global intangible low-taxed income ("GILTI"), Amount								1,950	1,685
Effect of Cross-Border Tax Laws
U.S. impact of double taxation of foreign branches, Amount						(694)		549	0
Other, Amount						(278)
Tax Credits
Research and development tax credits, Amount						(1,500)
Foreign tax credit, Amount								(2,407)	(854)
Other, Amount								50	896
Changes in Valuation Allowances, Amount						7,782		14,291	5,643
Nontaxable or Nondeductible items
Effect of flow through entity, Amount						(2,943)		(238)	2,707
Share-based compensation, Amount						5,178
Other, Amount						(66)
Revaluation of tax assets and liabilities, Amount						(2,133)
Income tax expense (benefit)		$ 3,495	$ 58,342	$ 19,198	$ 55,840	$ 16,325		$ 2,472	$ (9,412)
U.S. Federal Statutory Tax Rate, Rate		21.00%	21.00%	21.00%	21.00%	21.00%
State and Local Income Taxes, Net of Federal Income Tax Effect, Rate	[1]					(1.60%)
Effect of Cross-Border Tax Laws
U.S. impact of double taxation of foreign branches, Rate						(1.10%)
Other, Rate						(0.40%)
Tax Credits
Research and development tax credits, Rate						(2.40%)
Changes in Valuation Allowances, Rate						12.50%
Nontaxable or Nondeductible items
Effect of flow through entity, Rate						(4.70%)
Share-based compensation, Rate						8.30%
Other, Rate						(0.10%)
Revaluation of tax assets and liabilities, Rate						(3.40%)
Effective Tax Rate, Rate		(247.20%)	200.60%	28.40%	250.90%	26.20%		(4.70%)	13.60%
United Kingdom [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign Tax Effects and Other, Amount						$ 946
Nontaxable or Nondeductible items
Foreign Tax Effects and Other, Rate						1.50%
Canada [Member]
Effective Income Tax Rate Reconciliation [Line Items]
State and Local Income Taxes, Net of Federal Income Tax Effect, Amount						$ 1,243
Tax Credits
Other, Amount						$ (237)
Nontaxable or Nondeductible items
State and Local Income Taxes, Net of Federal Income Tax Effect, Rate						2.00%
Tax Credits
Other, Rate						(0.40%)
Germany [Member]
Effective Income Tax Rate Reconciliation [Line Items]
State and Local Income Taxes, Net of Federal Income Tax Effect, Amount						$ 1,975
Foreign Tax Effects and Other, Amount						(742)
Rate Change, Amount	[2]					(4,820)
Tax Credits
Other, Amount						$ 493
Nontaxable or Nondeductible items
State and Local Income Taxes, Net of Federal Income Tax Effect, Rate						3.20%
Foreign Tax Effects and Other, Rate						(1.20%)
Rate Change, Rate	[2]					(7.70%)
Tax Credits
Other, Rate						0.80%
Other Foreign Jurisdictions [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign Tax Effects and Other, Amount						$ 51
Nontaxable or Nondeductible items
Foreign Tax Effects and Other, Rate						0.10%

[1]	State taxes in California, Massachusetts, Florida, Connecticut, and New Hampshire made up the majority (greater than 50%) of the tax effect in this category.
[2]	State taxes in California, Massachusetts, Florida, Connecticut, and New Hampshire made up the majority (greater than 50%) of the tax effect in this category.